6. Investment in Joint Venture (Details) - USD ($)	4 Months Ended	9 Months Ended	12 Months Ended
	Apr. 20, 2016	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Common Stock
Stock Issued During Period, Shares, New Issues		230,775	0
Preferred Stock Issued for Related Party Debt				$ 0
Idea
Joint Venture Agreement			The Company and IDEA have agreed to share all revenues 50/50 and IDEA has agreed to pay the Company 50% of a $0.50 shared fee per claim. The claim fee will increase based upon a set schedule as claims increase. The term of the agreement is for 3 years, but can be renewed for an additional three (3) year term periods. IDEA is charging the Company a set up fee and as part of the agreement IDEA is expected to generate 25,000 members/cardholders in the first year
Hi Brands International Inc
Debt Instrument, Convertible, Terms of Conversion Feature			The convertible note and accrued interest were convertible into shares of the Company’s common stock at a variable conversion price equal to 40% multiplied by the average of the 3 highest and 2 lowest trading days in the 10-day period preceding conversion.
Derivative Liability				$ 83,000
Pricing model used				Black-Scholes option pricing model
Exercise price				$ 0.92
Share Price				$ 2.31
Dividend rate				0.00%
Volatility rate				179.00%
Risk Free Interest Rate				0.50%
Expected term				2 years
Unrealized loss				$ 48,000
Hi Brands International Inc | After Remeasurement
Exercise price	$ 2.05			$ 0.28
Share Price	$ 5.12			$ 0.70
Dividend rate	0.00%			0.00%
Volatility rate	169.00%			134.00%
Risk Free Interest Rate	0.50%			0.50%
Expected term	2 years			2 years
Hi Brands International Inc | Common Stock
Stock Issued During Period, Shares, New Issues			30,000
Preferred Stock Issued for Related Party Debt			$ 150,000
Hi Brands International Inc | Convertible Note Payable
Loan Processing Fee			$ 35,000
Debt Instrument, Interest Rate, Effective Percentage			10.00%
Hi Brands International Inc | Convertible Note Payable | Common Stock
Debt Conversion, Converted Instrument, Shares Issued			30,000